Consolidated Statement of Changes in Equity - AUD ($) $ in Thousands	Total		Share Capital [Member]	Reserves [Member]	Accumulated Losses [Member]	Total [Member]	Non-controlling Interests [Member]
Balance at Jun. 30, 2022	$ 560,621		$ 504,255	$ 13,551	$ (13,782)	$ 504,024	$ 56,597
Profit/(loss) after income tax	(10,349)	[1]	0	0	(11,048)	(11,048)	699
Other comprehensive income (loss)	(5,952)		0	(5,006)	0	(5,006)	(946)
Total comprehensive income/(loss)	(16,301)		0	(5,006)	(11,048)	(16,054)	(247)
Transactions with owners:
Shares issued	262,448		262,448	0	0	262,448	0
Transaction costs	(9,959)		(9,959)	0	0	(9,959)	0
Share based payments	4,320		0	4,320	0	4,320	0
Transfers and other movements	72,316		0	(92)	92	0	72,316
Balance at Jun. 30, 2023	873,445		756,744	12,773	(24,738)	744,779	128,666
Profit/(loss) after income tax	(119,022)	[1]	0	0	(101,398)	(101,398)	(17,624)
Other comprehensive income (loss)	(20,214)		0	(15,343)	0	(15,343)	(4,871)
Total comprehensive income/(loss)	(139,236)		0	(15,343)	(101,398)	(116,741)	(22,495)
Transactions with owners:
Shares issued	37,399		37,399	0	0	37,399	0
Transaction costs	(120)		(120)	0	0	(120)	0
Share based payments	(237)		0	(237)	0	(237)	0
Transfers and other movements	24,382		1,750	(9,184)	7,396	(38)	24,420
Balance at Jun. 30, 2024	795,633		795,773	(11,991)	(118,740)	665,042	130,591
Profit/(loss) after income tax	(381,741)		0	0	(294,290)	(294,290)	(87,451)
Other comprehensive income (loss)	10,590		0	8,877	0	8,877	1,713
Total comprehensive income/(loss)	(371,151)		0	8,877	(294,290)	(285,413)	(85,738)
Transactions with owners:
Shares issued	40,000		40,000	0	0	40,000	0
Transaction costs	(2,055)		(2,055)	0	0	(2,055)	0
Share based payments	2,645		0	2,645	0	2,645	0
Transfers and other movements	10,374		0	(300)	300	0	10,374
Balance at Jun. 30, 2025	$ 475,446		$ 833,718	$ (769)	$ (412,730)	$ 420,219	$ 55,227

[1]	Refer to Note 32 for details on restatement of prior period comparatives.